Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Sep. 17, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 14, 2016